Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Statement of Cash Flow (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before tax from continuing operations	€ 1,862	€ 1,867	€ 1,620
Profit before tax from discontinued operations	1,558	146	121
Profit before tax	3,420	2,013	1,741
Finance costs (net)	351	349	383
Share of equity accounted investments' profit	(60)	(65)	(42)
Loss/(profit) on disposals	24	(56)	(53)
Group operating profit	2,172	2,238	2,027
Depreciation charge	1,071	1,006	1,009
Amortisation of intangible assets	61	66	71
Impairment charge	56		23
Share-based payment (income)/expense	67	65	46
Other (primarily pension payments)	(67)	(186)	(65)
Net movement on working capital and provisions	(463)	(209)	56
Cash generated from operations	2,897	2,980	3,167
Interest paid (including finance leases)	(335)	(317)	(346)
Corporation tax paid	(663)	(474)	(481)
Net cash (outflow)/inflow from operating activities	1,899	2,189	2,340
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	3,009	222	283
Interest received	34	11	8
Dividends received from equity accounted investments	48	31	40
Purchase of property, plant and equipment	(1,121)	(1,044)	(853)
Acquisition of subsidiaries (net of cash acquired)	(3,505)	(1,841)	(149)
Deferred and contingent acquisition consideration paid	(55)	(53)	(57)
Net cash outflow from investing activities	(1,592)	(2,685)	(735)
Cash flows from financing activities
Proceeds from issue of shares (net)	11	42	52
Proceeds from exercise of share options	7
Transactions involving non-controlling interests		(37)
Increase in interest-bearing loans, borrowings and finance leases	1,434	1,010	600
Net cash flow arising from derivative financial instruments	6	169	(5)
Premium paid on early debt redemption		(18)
Treasury/own shares purchased	(792)	(3)	(4)
Repayment of interest-bearing loans, borrowings and finance leases	(246)	(343)	(2,015)
Dividends paid to equity holders of the Company	(521)	(469)	(352)
Dividends paid to non-controlling interests	(12)	(8)	(8)
Net cash (outflow)/inflow from financing activities	(113)	343	(1,732)
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	2,135	2,449	2,518
Translation adjustment	17	(161)	58
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Cash and cash equivalents at 31 December	2,346	2,135	2,449
Guarantor [member]
Cash flows from operating activities
Profit before tax from continuing operations	1,858	1,843	1,593
Profit before tax from discontinued operations	1,558	146	121
Profit before tax	3,416	1,989	1,714
Finance costs (net)	(1)	(2)	(2)
Share of subsidiaries' profit before tax	(1,629)	(1,900)	(1,650)
Share of equity accounted investments' profit	(60)	(65)	(42)
Loss/(profit) on disposals	15
Group operating profit	1,741	22	20
Share-based payment (income)/expense	(13)	(1)	(3)
Cash generated from operations	1,728	21	17
Net cash (outflow)/inflow from operating activities	1,728	21	17
Cash flows from investing activities
Interest received	1	2	2
Advances from subsidiary and parent undertakings	(184)	407	287
Net cash outflow from investing activities	(183)	409	289
Cash flows from financing activities
Proceeds from issue of shares (net)	11	42	52
Proceeds from exercise of share options	7
Advances to subsidiary and parent undertakings	(238)
Treasury/own shares purchased	(792)	(3)	(4)
Repayment of interest-bearing loans, borrowings and finance leases	(2)		(9)
Dividends paid to equity holders of the Company	(521)	(469)	(352)
Net cash (outflow)/inflow from financing activities	(1,535)	(430)	(313)
Increase/(decrease) in cash and cash equivalents	10		(7)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	401	401	408
Increase/(decrease) in cash and cash equivalents	10		(7)
Cash and cash equivalents at 31 December	411	401	401
CRH America, Inc [member]
Cash flows from operating activities
Profit before tax from continuing operations	122	90	104
Profit before tax	122	90	104
Finance costs (net)	(7)	(7)	(9)
Share of subsidiaries' profit before tax	(115)	(83)	(95)
Net movement on working capital and provisions	(4)	(11)	(1)
Cash generated from operations	(4)	(11)	(1)
Interest paid (including finance leases)	(224)	(236)	(266)
Corporation tax paid	(32)	(29)	(41)
Net cash (outflow)/inflow from operating activities	(260)	(276)	(308)
Cash flows from investing activities
Interest received	231	242	275
Advances from subsidiary and parent undertakings	241	356	644
Net cash outflow from investing activities	472	598	919
Cash flows from financing activities
Increase in interest-bearing loans, borrowings and finance leases	31	6
Net cash flow arising from derivative financial instruments		11	25
Premium paid on early debt redemption		(18)
Repayment of interest-bearing loans, borrowings and finance leases	(243)	(321)	(636)
Net cash (outflow)/inflow from financing activities	(212)	(322)	(611)
Non-Guarantor subsidiaries [member]
Cash flows from operating activities
Profit before tax from continuing operations	128	1,836	1,589
Profit before tax from discontinued operations	1,558	146	121
Profit before tax	1,686	1,982	1,710
Finance costs (net)	359	358	394
Share of equity accounted investments' profit	(60)	(65)	(42)
Loss/(profit) on disposals	(1,554)	(59)	(55)
Group operating profit	431	2,216	2,007
Depreciation charge	1,071	1,006	1,009
Amortisation of intangible assets	61	66	71
Impairment charge	56		23
Share-based payment (income)/expense	80	66	49
Other (primarily pension payments)	(67)	(186)	(65)
Net movement on working capital and provisions	(459)	(198)	57
Cash generated from operations	1,173	2,970	3,151
Interest paid (including finance leases)	(342)	(323)	(355)
Corporation tax paid	(631)	(445)	(440)
Net cash (outflow)/inflow from operating activities	200	2,202	2,356
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	3,009	222	283
Interest received	33	9	6
Dividends received from equity accounted investments	48	31	40
Purchase of property, plant and equipment	(1,121)	(1,044)	(853)
Advances from subsidiary and parent undertakings	238
Acquisition of subsidiaries (net of cash acquired)	(3,505)	(1,841)	(149)
Other investments and advances	(2)	(11)	(7)
Deferred and contingent acquisition consideration paid	(55)	(53)	(57)
Net cash outflow from investing activities	(1,355)	(2,687)	(737)
Cash flows from financing activities
Transactions involving non-controlling interests		(37)
Advances to subsidiary and parent undertakings	(57)	(763)	(931)
Increase in interest-bearing loans, borrowings and finance leases	1,403	1,004	600
Net cash flow arising from derivative financial instruments	6	158	(30)
Repayment of interest-bearing loans, borrowings and finance leases	(1)	(22)	(1,370)
Dividends paid to non-controlling interests	(12)	(8)	(8)
Net cash (outflow)/inflow from financing activities	1,339	332	(1,739)
Increase/(decrease) in cash and cash equivalents	184	(153)	(120)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	1,734	2,048	2,110
Translation adjustment	17	(161)	58
Increase/(decrease) in cash and cash equivalents	184	(153)	(120)
Cash and cash equivalents at 31 December	1,935	1,734	2,048
Eliminate and reclassify [member]
Cash flows from operating activities
Profit before tax from continuing operations	(246)	(1,902)	(1,666)
Profit before tax from discontinued operations	(1,558)	(146)	(121)
Profit before tax	(1,804)	(2,048)	(1,787)
Share of subsidiaries' profit before tax	1,744	1,983	1,745
Share of equity accounted investments' profit	60	65	42
Interest paid (including finance leases)	231	242	275
Net cash (outflow)/inflow from operating activities	231	242	275
Cash flows from investing activities
Interest received	(231)	(242)	(275)
Advances from subsidiary and parent undertakings	(295)	(763)	(931)
Net cash outflow from investing activities	(526)	(1,005)	(1,206)
Cash flows from financing activities
Advances to subsidiary and parent undertakings	295	763	931
Net cash (outflow)/inflow from financing activities	295	763	931
CRH and subsidiaries [member]
Cash flows from operating activities
Profit before tax from continuing operations	1,862	1,867	1,620
Profit before tax from discontinued operations	1,558	146	121
Profit before tax	3,420	2,013	1,741
Finance costs (net)	351	349	383
Share of equity accounted investments' profit	(60)	(65)	(42)
Loss/(profit) on disposals	(1,539)	(59)	(55)
Group operating profit	2,172	2,238	2,027
Depreciation charge	1,071	1,006	1,009
Amortisation of intangible assets	61	66	71
Impairment charge	56		23
Share-based payment (income)/expense	67	65	46
Other (primarily pension payments)	(67)	(186)	(65)
Net movement on working capital and provisions	(463)	(209)	56
Cash generated from operations	2,897	2,980	3,167
Interest paid (including finance leases)	(335)	(317)	(346)
Corporation tax paid	(663)	(474)	(481)
Net cash (outflow)/inflow from operating activities	1,899	2,189	2,340
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	3,009	222	283
Interest received	34	11	8
Dividends received from equity accounted investments	48	31	40
Purchase of property, plant and equipment	(1,121)	(1,044)	(853)
Acquisition of subsidiaries (net of cash acquired)	(3,505)	(1,841)	(149)
Other investments and advances	(2)	(11)	(7)
Deferred and contingent acquisition consideration paid	(55)	(53)	(57)
Net cash outflow from investing activities	(1,592)	(2,685)	(735)
Cash flows from financing activities
Proceeds from issue of shares (net)	11	42	52
Proceeds from exercise of share options	7
Transactions involving non-controlling interests		(37)
Increase in interest-bearing loans, borrowings and finance leases	1,434	1,010	600
Net cash flow arising from derivative financial instruments	6	169	(5)
Premium paid on early debt redemption		(18)
Treasury/own shares purchased	(792)	(3)	(4)
Repayment of interest-bearing loans, borrowings and finance leases	(246)	(343)	(2,015)
Dividends paid to equity holders of the Company	(521)	(469)	(352)
Dividends paid to non-controlling interests	(12)	(8)	(8)
Net cash (outflow)/inflow from financing activities	(113)	343	(1,732)
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	2,135	2,449	2,518
Translation adjustment	17	(161)	58
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Cash and cash equivalents at 31 December	€ 2,346	€ 2,135	€ 2,449